Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Analysis of income and expense [abstract]
Costs of services		£ 6,218.7	£ 6,282.3	[1],[2]	£ 12,629.0	[1],[2]
General and administrative costs		432.1	643.7	[1],[2]	1,267.0	[1],[2]
Costs of services and general and administrative costs		6,650.8	6,926.0	[2]	13,896.0	[2]
Costs of services and general and administrative costs include:
Staff costs		4,032.6	4,177.0	[2]	8,319.0	[2]
Establishment costs		433.7	443.9	[2]	888.6	[2]
Media pass-through costs		740.9	701.6	[2]	1,429.4	[2]
Data collection pass-through costs		286.6	314.2	[2]	646.4	[2]
Other costs of services and general and administrative costs	[3]	1,157.0	1,289.3	[2]	2,612.6	[2]
Costs of services and general and administrative costs		6,650.8	6,926.0	[2]	13,896.0	[2]
Staff costs include:
Wages and salaries		2,805.4	2,919.1		5,832.3
Cash-based incentive plans		74.1	53.8		219.2
Share-based incentive plans		41.6	50.6		105.0
Social security costs		367.7	370.2		720.3
Pension costs		93.1	97.2		192.0
Severance		16.8	34.5		39.5
Other staff costs		633.9	651.6		1,210.7
Staff costs		4,032.6	4,177.0	[2]	8,319.0	[2]
Other costs of services and general and administrative costs include:
Amortisation and impairment of acquired intangible assets		84.0	97.8		195.1
Goodwill impairment					27.1
Gains on disposal of investments and subsidiaries		(189.9)	(5.9)		(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(0.1)	0.2		0.3
Investment write-downs		1.5			95.9
Restructuring costs		£ 45.5	£ 19.2		£ 56.8

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[3]	Other costs of services and general and administrative costs include £316.3 million (period ended 30 June 2017: £258.5 million; year ended 31 December 2017: £558.8 million) of other pass-through costs.